Information on Subsidiaries	12 Months Ended
Dec. 31, 2023
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
37 –
Information on Subsidiaries
Composition of the Group
Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.
The Group consists of 520 (2022: 521) consolidated entities, thereof 212 (2022: 200) consolidated structured entities. 346 (2022: 362) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 174 (2022: 159) of the consolidated entities (noncontrolling interests). As of December 31, 2023, and 2022, one subsidiary has material noncontrolling interests. Noncontrolling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.
Subsidiaries with material noncontrolling interests
	Dec 31, 2023	Dec 31, 2022
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by noncontrolling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2023	Dec 31, 2022
Net income attributable to noncontrolling interests	117	119
Accumulated noncontrolling interests of the subsidiary	1,620	1,622
Dividends paid to noncontrolling interests	84	82
Summarized financial information:
Total assets	11,683	11,396
Total liabilities	3,852	3,566
Total net revenues	2,614	2,712
Net income (loss)	567	599
Total comprehensive income (loss), net of tax	424	783

Significant restrictions to access or use the Group’s assets
Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.
The following contractual restrictions impact the Group’s ability to use assets and the table below reflects the volume of those restricted assets:
– The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities
– The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities
Restricted assets
	Dec 31, 2023		Dec 31, 2022
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	163,454	108	164,136	108
Financial assets at fair value through profit or loss	465,273	58,270	482,545	40,346
Financial assets at fair value through other comprehensive income	35,546	7,618	31,675	2,771
Loans at amortized cost	479,353	54,343	491,175	73,500
Other	173,641	7,920	174,686	3,592
Total	1,317,266	128,259	1,344,217	120,317

In addition to the above and in line with the regulation on Liquidity Coverage Ratio (LCR) (Commission Delegated Regulation (EU) 2015/61), the Group identifies if assets held in third country are subject to restrictions to their free transferability. The Group, identifies the volume of High Quality Liquid Assets (HQLA) in excess of net cash outflows held in the third countries which are not freely transferable and excludes them from the HQLA. The aggregated amount of such HQLA that are held at entities in third countries and considered restricted is € 13.3 billion as of December 31, 2023 (€ 21.8 billion as of December 31, 2022). During 2023, the Group has transitioned its risk appetite from liquidity reserves to HQLA.